SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($)	2 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Cost of goods sold	$ 0	$ 324,462		$ 264,577			$ 840,254	$ 534,206	$ 949,782
Gross profit	0	774,129		343,110			2,148,854	811,257	1,204,995
Depreciation expense		39,930		6,602			79,859	13,205	26,409
G&Aexpense	$ 15,636	636,863		320,734			1,590,544	805,903	$ 1,194,354
Total expense		$ 636,863		320,734			$ 1,590,544	$ 805,903
Selected Quartely Data [Member]
Net sales			$ 80,931,400	60,768,700	$ 55,985,100	$ 17,792,500
Cost of goods sold			41,724,500	26,099,000	21,422,700	5,732,000
Gross profit			39,206,900	34,669,700	34,562,400	12,060,500
Depreciation expense			660,200	660,200	660,200	660,200
G&Aexpense			7,160,300	6,120,400	5,761,400	3,700,200
Payroll expenses			26,120,700	21,567,500	10,150,600	18,949,100
Rent expense			4,313,200	4,316,100	4,319,000	4,316,100
Total expense			38,254,400	32,664,200	20,891,200	27,625,600
Income (Loss) from Operations			9,525	20,055	136,712	(155,651)
Net Income			$ 9,525	$ 20,055	$ 136,712	$ (155,651)